Share-based Compensation - Additional Information (Detail) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥) $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 $ / shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 $ / shares	Dec. 31, 2020 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expenses	¥ 6,218		¥ 22,118		¥ 44,490
Unrecognized compensation cost	¥ 4,729	¥ 4,729
Weighted average recognition period	1 year 6 months 14 days
Per Share fair value of ordinary shares | $ / shares				$ 0.53		$ 0.72	$ 0.52
Weighted average grant-date per-share fair value of options granted | $ / shares		¥ 0.13		$ 0.24		$ 0.76
Share-based Payment Arrangement, Expense, Tax Benefit	¥ 0		0		¥ 0
Employee Stock Option [Member] | 2017 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period					4 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expenses	¥ 35,951		¥ 20,142		¥ 5,829
Weighted average recognition period	3 years 5 months 23 days
Unrecognized compensation cost of unvested restricted shares	¥ 189,649	¥ 189,649
Restricted Stock Units (RSUs) [Member] | 2017 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period					4 years